Share Capital (Antidilutive Securities) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Share price (cad per share)	$ 26.52	$ 17.74
Employee Stock Option1
Earnings per share [line items]
Antidilutive securities	5